SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 1, 2020 OF

MUTUAL OF AMERICA INVESTMENT CORPORATION

EQUITY INDEX FUND

ALL AMERICA FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP EQUITY INDEX FUND

MID CAP VALUE FUND

MID-CAP EQUITY INDEX FUND

COMPOSITE FUND

INTERNATIONAL FUND

CATHOLIC VALUES INDEX FUND

MONEY MARKET FUND

MID-TERM BOND FUND

BOND FUND

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION FUND

RETIREMENT INCOME FUND

2015 RETIREMENT FUND

2020 RETIREMENT FUND

2025 RETIREMENT FUND

2030 RETIREMENT FUND

2035 RETIREMENT FUND

2040 RETIREMENT FUND

2045 RETIREMENT FUND

2050 RETIREMENT FUND

2055 RETIREMENT FUND

2060 RETIREMENT FUND

2065 RETIREMENT FUND

SUPPLEMENT DATED DECEMBER 15, 2020

For each Summary Prospectus replace the “Purchase and Sale of Fund Shares” paragraph with the following:

Purchase and Sale of Fund Shares. For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the fund either by calling 1-800-468-3785, or by written request to your Mutual of America Regional Office, which can be found on www.mutualofamerica.com. Any minimum initial or subsequent investment requirement for Separate Account Units that invest in the Fund is disclosed in the prospectus for your annuity contract or life insurance policy.

Shares held through a financial intermediary, including in a retirement plan, can be purchased or redeemed through the financial intermediary.

Fund shares held directly by institutions, such as endowments, foundations, corporations, not-for-profit corporations, municipalities and other public entities, and trusts, may be purchased or redeemed by mail to Mutual of America Investment Corporation, c/o FIS Investor Services 4249 Easton Way, Columbus, OH 43219 or by telephone by calling the Investment Company’s Customer Service at 1-800-914-8716. Such investors may purchase shares of the Fund by check, ACH or wire. The minimum initial investment in the Fund is $3,000. Subsequent investments in the Fund must be at least $100. Fund shares may be purchased or redeemed on any business day.